Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 24, 2020
Document Effective Date	Feb. 24, 2020
Prospectus Date	Feb. 24, 2020
MainStay CBRE Global Infrastructure Fund | Class A
Prospectus:
Trading Symbol	VCRAX
MainStay CBRE Global Infrastructure Fund | Investor Class
Prospectus:
Trading Symbol	VCRVX
MainStay CBRE Global Infrastructure Fund | Class R6
Prospectus:
Trading Symbol	VCRQX
MainStay CBRE Global Infrastructure Fund | Class I
Prospectus:
Trading Symbol	VCRIX
MainStay CBRE Global Infrastructure Fund | Class C
Prospectus:
Trading Symbol	VCRCX
MainStay CBRE Real Estate Fund | Class A
Prospectus:
Trading Symbol	CLARX
MainStay CBRE Real Estate Fund | Class R6
Prospectus:
Trading Symbol	VREQX
MainStay CBRE Real Estate Fund | Class R3
Prospectus:
Trading Symbol	CRWRX
MainStay CBRE Real Estate Fund | Class I
Prospectus:
Trading Symbol	CRARX
MainStay CBRE Real Estate Fund | Investor Class
Prospectus:
Trading Symbol	CRVRX
MainStay CBRE Real Estate Fund | Class C
Prospectus:
Trading Symbol	CRCRX